SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	137,666
Weighted average remaining contractual life	33 months 2 days
Number of options exercisable as of December 31, 2021	67,667
$2.36 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	16,666
Exercise price | $ / shares	$ 2.36
Weighted average remaining contractual life	17 months 27 days
Number of options exercisable as of December 31, 2021	16,666
$3.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	16,000
Exercise price | $ / shares	$ 3.07
Weighted average remaining contractual life	7 months 6 days
Number of options exercisable as of December 31, 2021	16,000
$3.23 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	35,000
Exercise price | $ / shares	$ 3.23
Weighted average remaining contractual life	42 months 4 days
Number of options exercisable as of December 31, 2021	11,667
$3.28 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2021	70,000
Exercise price | $ / shares	$ 3.28
Weighted average remaining contractual life	38 months 1 day
Number of options exercisable as of December 31, 2021	23,334